Other Liabilities (Narratives) (Details 1) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Non-ARO environmental liabilities
Environmental Loss
Accrual for environmental loss contingencies	$ 254	$ 245
ARO liabilities
Environmental Loss
Accrual for environmental loss contingencies	$ 180	$ 160